IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,024,983	$ 994,544
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	534,741	516,505
Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	407,435	398,625
Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	73,117	68,484
Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	423,491	340,267
Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,872	16,419
Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,200	17,828
Business and government portfolios [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	404,374	325,118
Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	334,623	331,797
Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	111,848	107,672
Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	558	529
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	43,213	38,041
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,429,357	1,319,662
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	939,115	841,623
Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	447,029	439,998
Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	977,599	874,723
Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	517,526	425,508
Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	391,874	318,366
Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	72,031	58,823
Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	423,490	340,267
Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,423	15,482
Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,082	17,688
Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	404,374	325,118
Internal Ratings Based [member] | Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	328,080	320,785
Internal Ratings Based [member] | Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	107,931	103,846
Internal Ratings Based [member] | Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	440	413
Internal Ratings Based [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	23,622	24,171
Internal Ratings Based [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,381,973	1,199,841
Internal Ratings Based [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	921,900	750,626
Internal Ratings Based [member] | Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	436,451	425,044
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	47,384	119,821
Standardized approach risk [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,215	90,997
Standardized approach risk [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,561	80,259
Standardized approach risk [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,086	9,661
Standardized approach risk [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1
Standardized approach risk [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	449	937
Standardized approach risk [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	118	140
Standardized approach risk [member] | Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,543	11,012
Standardized approach risk [member] | Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,917	3,826
Standardized approach risk [member] | Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	118	116
Standardized approach risk [member] | Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,591	13,870
Standardized approach risk [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	47,384	119,821
Standardized approach risk [member] | Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,215	90,997
Standardized approach risk [member] | Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 10,578	$ 14,954